Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Leases

12. Leases

The Company has leased vehicles, furniture and fixtures, computer equipment and servers, and plants, machinery and equipment from various lessors under capital lease arrangements which are not material to the consolidated financial statements.

The Company conducts its operations using facilities under non-cancellable operating lease agreements that expire at various dates. Future minimum lease payments under these agreements are as follows:

As of December 31:
2018	$59,269
2019	54,844
2020	47,788
2021	43,692
2022	38,275
2023 and beyond	122,150
Total minimum lease payments	$366,018

Rental expenses in agreements with rent holidays and scheduled rent increases are recorded on a straight-line basis over the applicable lease term. Rent expenses under cancellable and non-cancellable operating leases were $50,342, $50,827 and $59,484 for the years ended December 31, 2015, 2016 and 2017, respectively.

The rental expenses set out above include the effect of the reclassification of foreign exchange (gains) losses related to the effective portion of foreign currency derivative contracts amounting to $2,037, $598 and $(1,533) for the years ended December 31, 2015, 2016 and 2017, respectively.